Related Party Transactions and Balances	6 Months Ended
Mar. 31, 2024
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
14.	RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Company. The related parties mainly act as service providers and service recipients to the Company. The Company is not obligated to provide any type of financial support to these related parties.

Related Party	Relationship with the Company
Wangxiancai Limited	An entity controlled by the legal representative and executive director of one of the former subsidiaries. The subsidiary was disposed of on October 31, 2023 and Wangxiancai Limited was no longer a related party of the Company since then
Key Space (S) Pte Ltd (“Key Space”)	An entity controlled by a shareholder of the Company
Mr. Qu Chengcai	Chief Executive Officer
Mr. Sun Zhichen	Chief Financial Officer

-	Transactions with related parties

As stated in Note 1, on October 26, 2021, December 17, 2021 and October 31, 2023, the Company transferred the equity interest in the Q&K Investment Consulting, Q&K HK and Q&K AI, respectively, to Wangxiancai Limited for nominal consideration.

As stated in Note 10, the Company issued 72 million and 43.18 million stock options to Mr. Qu and Mr. Sun, respectively. (See Note 10 - Share based compensation)

-	Balances with related parties

As of September 30, 2023 and March 31, 2024, amounts due to a related party were RMB 4,065 and RMB 4,610, respectively. The balance due to related parties represented borrowings from Key Space which were due within 12 months from borrowing. Details are as follows:

	September 30, 2023	March 31, 2024
	RMB	RMB
Key Space	4,495	4,610